Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Tables)	3 Months Ended
Mar. 31, 2021
Tables/Schedules
Schedule of reconciliation of cash, cash equivalents and restricted cash
	March 31, 2021	March 31, 2020
Cash and Cash Equivalents	$ 55,258,116	$ 55,419,342
Restricted Cash	12,344,353	3,863,486
Total Cash, Cash Equivalents and Restricted Cash	$ 67,602,469	$ 59,282,828